UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21162
                                   811-09739

Name of Fund: BlackRock Core Principal Protected Fund of
              BlackRock Principal Protected Trust
              Master Large Cap Core Portfolio of Master Large Cap Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series LLC, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2008

Date of reporting period: 11/01/2007 - 01/31/2008

Item 1 - Schedule of Investments

BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust Schedule of Investments as of January 31, 2008 (Unaudited)


                    Beneficial Interest   Mutual Funds                                                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
                           $ 17,107,336   Master Large Cap Core Portfolio of Master Large Cap Series LLC              $ 129,192,115
-----------------------------------------------------------------------------------------------------------------------------------
                                          Total Investments (Cost - $106,217,957) - 100.2%                              129,192,115

                                          Liabilities in Excess of Other Assets - (0.2%)                                   (257,446)
                                                                                                                      -------------
                                          Net Assets - 100.0%                                                         $ 128,934,669
                                                                                                                      =============

Master Large Cap Core Portfolio of Master Large Cap Series LLC
Schedule of Investments as of January 31, 2008 (Unaudited)

                                                               Shares
Sector                Industry                                   Held  Common Stock                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Consumer              Diversified Consumer                    700,000  Apollo Group, Inc. Class A (a)(c)            $    55,818,000
Discretionary         Services - 1.9%                         390,000  ITT Educational Services, Inc. (a)(c)             35,626,500
- 13.8%                                                                                                             ---------------
                                                                                                                         91,444,500
                      -------------------------------------------------------------------------------------------------------------
                      Internet & Catalog Retail - 1.7%        550,000  Amazon.com, Inc. (a)(c)                           42,735,000
                                                            1,670,000  Expedia, Inc. (a)(c)                              38,443,400
                                                                                                                    ---------------
                                                                                                                         81,178,400
                      -------------------------------------------------------------------------------------------------------------
                      Media - 2.3%                            910,000  Omnicom Group Inc.                                41,286,700
                                                            2,280,000  Walt Disney Co.                                   68,240,400
                                                                                                                    ---------------
                                                                                                                        109,527,100
                      -------------------------------------------------------------------------------------------------------------
                      Multiline Retail - 0.8%               1,307,000  Dollar Tree Stores, Inc. (a)                      36,609,070
                      -------------------------------------------------------------------------------------------------------------
                      Specialty Retail - 5.9%                 360,000  AutoZone, Inc. (a)                                43,516,800
                                                            1,150,000  Best Buy Co., Inc. (c)                            56,131,500
                                                              960,000  GameStop Corp. Class A (a)(c)                     49,660,800
                                                            2,810,000  The Gap, Inc.                                     53,727,200
                                                            2,060,800  RadioShack Corp. (c)                              35,754,880
                                                              820,000  The Sherwin-Williams Co.                          46,912,200
                                                                                                                    ---------------
                                                                                                                        285,703,380
                      -------------------------------------------------------------------------------------------------------------
                      Textiles, Apparel & Luxury              920,000  Nike, Inc. Class B (c)                            56,819,200
                      Goods - 1.2%
                      -------------------------------------------------------------------------------------------------------------
                                                                       Total Consumer Discretionary                     661,281,650
-----------------------------------------------------------------------------------------------------------------------------------
Consumer              Beverages - 1.2%                        310,500  The Coca-Cola Co.                                 18,372,285
Staples - 2.3%                                                820,000  Hansen Natural Corp. (a)(c)                       31,619,200
                                                              240,000  Pepsi Bottling Group, Inc.                         8,364,000
                                                                                                                    ---------------
                                                                                                                         58,355,485
                      -------------------------------------------------------------------------------------------------------------
                      Food & Staples Retailing - 0.2%         310,000  The Kroger Co.                                     7,889,500
                      -------------------------------------------------------------------------------------------------------------
                      Household Products - 0.7%                60,200  Energizer Holdings, Inc. (a)                       5,635,924
                                                              440,000  The Procter & Gamble Co.                          29,018,000
                                                                                                                    ---------------
                                                                                                                         34,653,924
                      -------------------------------------------------------------------------------------------------------------
                      Tobacco - 0.2%                          120,000  Altria Group, Inc.                                 9,098,400
                      -------------------------------------------------------------------------------------------------------------
                                                                       Total Consumer Staples                           109,997,309
-----------------------------------------------------------------------------------------------------------------------------------
Energy - 12.4%        Energy Equipment &                      420,000  ENSCO International, Inc.                         21,470,400
                      Services - 0.7%                         600,000  Global Industries Ltd. (a)(c)                     10,596,000
                                                                                                                    ---------------
                                                                                                                         32,066,400
                      -------------------------------------------------------------------------------------------------------------
                      Oil, Gas & Consumable                 1,300,000  Chevron Corp.                                    109,850,000
                      Fuels - 11.7%                         1,220,000  ConocoPhillips                                    97,990,400
                                                            2,442,900  Exxon Mobil Corp.                                211,066,560
                                                            1,210,000  Frontier Oil Corp.                                42,676,700
                                                              970,000  Marathon Oil Corp.                                45,444,500
                                                              940,000  Valero Energy Corp.                               55,638,600
                                                                                                                    ---------------
                                                                                                                        562,666,760
                      -------------------------------------------------------------------------------------------------------------
                                                                       Total Energy                                     594,733,160
-----------------------------------------------------------------------------------------------------------------------------------
Financials - 8.3%     Capital Markets - 1.9%                1,990,000  The Charles Schwab Corp.                          44,377,000
                                                              120,000  Investment Technology Group, Inc. (a)              5,636,400
                                                            1,520,000  Janus Capital Group, Inc. (c)                     41,055,200
                                                                                                                    ---------------
                                                                                                                         91,068,600
                      -------------------------------------------------------------------------------------------------------------
                      Diversified Financial                   430,000  Bank of America Corp.                             19,070,500
                      Services - 1.6%                         190,000  JPMorgan Chase & Co.                               9,034,500
                                                            1,100,000  The NASDAQ Stock Market, Inc. (a)                 50,897,000
                                                                                                                    ---------------
                                                                                                                         79,002,000
                      -------------------------------------------------------------------------------------------------------------
                      Insurance - 4.8%                        210,000  ACE Ltd.                                          12,251,400
                                                              800,000  AON Corp.                                         34,816,000
                                                              120,000  The Allstate Corp.                                 5,912,400

Master Large Cap Core Portfolio of Master Large Cap Series LLC
Schedule of Investments as of January 31, 2008 (Unaudited)

                                                               Shares
Sector                Industry                                   Held  Common Stock                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                            1,110,000  Chubb Corp.                                  $    57,486,900
                                                            1,260,000  The Travelers Cos., Inc.                          60,606,000
                                                              340,000  UnumProvident Corp.                                7,690,800
                                                            1,110,000  XL Capital Ltd. Class A                           49,950,000
                                                                                                                    ---------------
                                                                                                                        228,713,500
                      -------------------------------------------------------------------------------------------------------------
                                                                       Total Financials                                 398,784,100
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 19.1%   Biotechnology - 1.2%                    940,000  Biogen Idec, Inc. (a)                             57,293,000
                      -------------------------------------------------------------------------------------------------------------
                      Health Care Equipment &                 842,200  Kinetic Concepts, Inc. (a)(c)                     41,924,716
                      Supplies - 0.9%
                      -------------------------------------------------------------------------------------------------------------
                      Health Care Providers &               1,060,000  Aetna, Inc.                                       56,455,600
                      Services - 11.5%                        700,000  AmerisourceBergen Corp.                           32,655,000
                                                              490,000  Cigna Corp.                                       24,088,400
                                                              810,000  Coventry Health Care, Inc. (a)                    45,829,800
                                                              830,000  Express Scripts, Inc. (a)(c)                      56,016,700
                                                              670,000  Humana, Inc. (a)                                  53,801,000
                                                              920,000  Lincare Holdings, Inc. (a)(c)                     30,737,200
                                                              870,000  McKesson Corp. (c)                                54,627,300
                                                            1,200,000  Medco Health Solutions, Inc. (a)                  60,096,000
                                                            1,410,000  UnitedHealth Group, Inc.                          71,684,400
                                                              820,000  WellPoint, Inc. (a)                               64,124,000
                                                                                                                    ---------------
                                                                                                                        550,115,400
                      -------------------------------------------------------------------------------------------------------------
                      Life Sciences Tools &                   210,000  Invitrogen Corp. (a)                              17,990,700
                      Services - 1.1%                         590,000  Waters Corp. (a)                                  33,895,500
                                                                                                                    ---------------
                                                                                                                         51,886,200
                      -------------------------------------------------------------------------------------------------------------
                      Pharmaceuticals - 4.5%                  910,000  Eli Lilly & Co.                                   46,883,200
                                                              330,000  Johnson & Johnson                                 20,875,800
                                                            1,660,000  Merck & Co., Inc.                                 76,824,800
                                                            3,010,000  Pfizer, Inc.                                      70,403,900
                                                                                                                    ---------------
                                                                                                                        214,987,700
                      -------------------------------------------------------------------------------------------------------------
                                                                       Total Health Care                                916,207,016
-----------------------------------------------------------------------------------------------------------------------------------
Industrials - 14.7%   Aerospace & Defense - 4.6%            1,070,000  Honeywell International, Inc.                     63,204,900
                                                              310,000  L-3 Communications Holdings, Inc.                 34,357,300
                                                              560,000  Lockheed Martin Corp.                             60,435,200
                                                              940,000  Raytheon Co.                                      61,231,600
                                                                                                                    ---------------
                                                                                                                        219,229,000
                      -------------------------------------------------------------------------------------------------------------
                      Airlines - 0.7%                       1,200,000  Continental Airlines, Inc. Class B (a)(c)         32,652,000
                      -------------------------------------------------------------------------------------------------------------
                      Commercial Services &                   620,700  Allied Waste Industries, Inc. (a)                  6,113,895
                      Supplies - 0.1%
                      -------------------------------------------------------------------------------------------------------------
                      Construction &                          370,000  Fluor Corp. (c)                                   45,017,900
                      Engineering - 0.9%
                      -------------------------------------------------------------------------------------------------------------
                      Electrical Equipment - 1.5%             910,000  Rockwell Automation, Inc.                         51,888,200
                                                              450,000  Thomas & Betts Corp. (a)(c)                       20,362,500
                                                                                                                    ---------------
                                                                                                                         72,250,700
                      -------------------------------------------------------------------------------------------------------------
                      Industrial Conglomerates - 1.7%       2,350,000  General Electric Co.                              83,213,500
                      -------------------------------------------------------------------------------------------------------------
                      Machinery - 5.2%                        810,000  AGCO Corp. (a)                                    48,778,200
                                                              710,000  Cummins, Inc.                                     34,278,800
                                                              710,000  Deere & Co.                                       62,309,600
                                                            1,040,000  Manitowoc Co. (c)                                 39,644,800
                                                              830,000  Parker Hannifin Corp.                             56,116,300
                                                              140,000  Toro Co. (c)                                       6,907,600
                                                                                                                    ---------------
                                                                                                                        248,035,300
                      -------------------------------------------------------------------------------------------------------------
                                                                       Total Industrials                                706,512,295
-----------------------------------------------------------------------------------------------------------------------------------

Master Large Cap Core Portfolio of Master Large Cap Series LLC
Schedule of Investments as of January 31, 2008 (Unaudited)

                                                               Shares
Sector                Industry                                   Held  Common Stock                                        Value
-----------------------------------------------------------------------------------------------------------------------------------
Information           Communications Equipment - 1.3%         260,000  Cisco Systems, Inc. (a)                      $     6,370,000
Technology - 25.0%                                          2,070,000  Juniper Networks, Inc. (a)(c)                     56,200,500
                                                                                                                    ---------------
                                                                                                                         62,570,500
                      -------------------------------------------------------------------------------------------------------------
                      Computers & Peripherals - 6.0%        1,984,000  Hewlett-Packard Co.                               86,800,000
                                                              950,000  International Business Machines Corp.            101,973,000
                                                            2,580,000  Seagate Technology                                52,296,600
                                                            1,800,000  Western Digital Corp. (a)                         47,610,000
                                                                                                                    ---------------
                                                                                                                        288,679,600
                      -------------------------------------------------------------------------------------------------------------
                      Electronic Equipment &                  800,000  Avnet, Inc. (a)                                   28,488,000
                      Instruments - 1.0%                      130,000  Mettler Toledo International, Inc. (a)            12,909,000
                                                                                                                    ---------------
                                                                                                                         41,397,000
                      -------------------------------------------------------------------------------------------------------------
                      IT Services - 3.4%                    1,640,000  Accenture Ltd. Class A                            56,776,800
                                                              792,900  Computer Sciences Corp. (a)                       33,555,528
                                                              540,000  DST Systems, Inc. (a)(c)                          38,610,000
                                                            1,770,000  Electronic Data Systems Corp.                     35,577,000
                                                                                                                    ---------------
                                                                                                                        164,519,328
                      -------------------------------------------------------------------------------------------------------------
                      Internet Software &                   2,080,000  eBay, Inc. (a)(c)                                 55,931,200
                      Services - 1.2%
                      -------------------------------------------------------------------------------------------------------------
                      Office Electronics - 0.8%             2,580,000  Xerox Corp.                                       39,732,000
                      -------------------------------------------------------------------------------------------------------------
                      Semiconductors & Semiconductor        1,340,000  Integrated Device Technology, Inc. (a)             9,983,000
                      Equipment - 4.2%                        330,000  Intersil Corp. Class A                             7,599,900
                                                              780,000  KLA-Tencor Corp.                                  32,588,400
                                                            1,420,000  Novellus Systems, Inc. (a)                        33,739,200
                                                            2,130,000  Nvidia Corp. (a)                                  52,376,700
                                                            2,170,000  Texas Instruments, Inc. (c)                       67,118,100
                                                                                                                    ---------------
                                                                                                                        203,405,300
                      -------------------------------------------------------------------------------------------------------------
                      Software - 7.1%                         960,000  Autodesk, Inc. (a)(c)                             39,504,000
                                                            1,580,000  BMC Software, Inc. (a)                            50,623,200
                                                              590,000  CA, Inc.                                          12,997,700
                                                            1,782,600  Cadence Design Systems, Inc. (a)                  18,093,390
                                                            1,110,000  Compuware Corp. (a)                                9,435,000
                                                            1,280,000  McAfee, Inc. (a)                                  43,084,800
                                                            2,400,700  Microsoft Corp.                                   78,262,820
                                                            3,630,000  Oracle Corp. (a)                                  74,596,500
                                                              730,000  Synopsys, Inc. (a)                                16,074,600
                                                                                                                    ---------------
                                                                                                                        342,672,010
                      -------------------------------------------------------------------------------------------------------------
                                                                       Total Information Technology                   1,198,906,938
-----------------------------------------------------------------------------------------------------------------------------------
Materials - 3.1%      Chemicals - 0.4%                        141,900  Eastman Chemical Co.                               9,375,333
                                                               90,000  Monsanto Co.                                      10,119,600
                                                                                                                    ---------------
                                                                                                                         19,494,933
                      -------------------------------------------------------------------------------------------------------------
                      Containers & Packaging - 0.5%           910,000  Packaging Corp. of America                        22,058,400
                      -------------------------------------------------------------------------------------------------------------
                      Metals & Mining - 1.1%                  540,000  Southern Copper Corp. (c)                         50,673,600
                      -------------------------------------------------------------------------------------------------------------
                      Paper & Forest Products - 1.1%        1,620,000  International Paper Co. (c)                       52,245,000
                      -------------------------------------------------------------------------------------------------------------
                                                                       Total Materials                                  144,471,933
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunication     Diversified Telecommunication           890,000  AT&T Inc.                                         34,256,100
Services - 1.4%       Services - 1.4%                       5,880,000  Qwest Communications International Inc. (c)       34,574,400
                      -------------------------------------------------------------------------------------------------------------
                                                                       Total Telecommunication Services                  68,830,500
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Common Stocks
                                                                       (Cost - $4,572,185,960)  - 100.0%              4,799,724,901
-----------------------------------------------------------------------------------------------------------------------------------

Master Large Cap Core Portfolio of Master Large Cap Series LLC
Schedule of Investments as of January 31, 2008 (Unaudited)



                                                           Beneficial
                                                             Interest  Short-Term Securities                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                        $ 628,094,050  BlackRock Liquidity Series, LLC
                                                                         Money Market Series, 4.16% (b)(d)(e)       $   628,094,050
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Short-Term Securities
                                                                       (Cost - $628,094,050) - 13.1%                    628,094,050
-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Total Investments
                                                                       (Cost - $5,200,280,010*) - 113.1%              5,427,818,951

                                                                       Liabilities in Excess of Other
                                                                       Assets - (13.1%)                                (628,230,144)
                                                                                                                    ---------------
                                                                       Net Assets - 100.0%                          $ 4,799,588,807
                                                                                                                    ===============

* The cost and unrealized appreciation (depreciation) of investments as of January 31, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 5,213,774,238
                                                                ===============
      Gross unrealized appreciation                             $   578,873,458
      Gross unrealized depreciation                                (364,828,745)
                                                                ---------------
      Net unrealized appreciation                               $   214,044,713
                                                                ===============

(a)   Non-income producing security.
(b)   Security was purchased with the cash proceeds from securities loans.
(c)   Security, or a portion of security, is on loan.
(d)   Represents the current yield as of January 31, 2008.
(e) Investments in companies considered to be an affiliate of the Portfolio, for purposes of Section 2 (a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
      Affiliate                             Net Activity         Interest Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
        Cash Sweep Series                        -                $      3,837
      BlackRock Liquidity Series, LLC
        Money Market Series                ($254,346,250)         $    766,399
      --------------------------------------------------------------------------

o For Portfolio compliance purposes, the Portfolio's sector and industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Portfolio management. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease. Sectors and industries are shown as a percent of net assets.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series LLC


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series LLC

Date: March 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series LLC

Date: March 24, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Core Principal Protected Fund of BlackRock Principal Protected Trust and Master Large Cap Core Portfolio of Master Large Cap Series LLC

Date: March 24, 2008